Expense Example, No Redemption - FidelityEmergingMarketsFund-AMCIZPRO - FidelityEmergingMarketsFund-AMCIZPRO - Fidelity Emerging Markets Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Emerging Markets Fund - Class M
Expense Example, No Redemption:
1 Year	$ 489
3 Years	784
5 Years	1,099
10 Years	1,992
Fidelity Advisor Emerging Markets Fund - Class Z
Expense Example, No Redemption:
1 Year	79
3 Years	246
5 Years	428
10 Years	954
Fidelity Advisor Emerging Markets Fund - Class A
Expense Example, No Redemption:
1 Year	688
3 Years	928
5 Years	1,187
10 Years	1,924
Fidelity Advisor Emerging Markets Fund - Class C
Expense Example, No Redemption:
1 Year	196
3 Years	606
5 Years	1,042
10 Years	2,059
Fidelity Advisor Emerging Markets Fund - Class I
Expense Example, No Redemption:
1 Year	94
3 Years	293
5 Years	509
10 Years	$ 1,131